Borrowings and Bank Deposits (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
GECC Borrowings
December 31 (Dollars in millions)	2014			2013

Short-term borrowings		Amount	Average Rate(a)	Amount	Average Rate(a)
GE
Commercial paper		$500	0.10%	$-	-%
Payable to banks		343	1.32	346	3.38
Current portion of long-term borrowings		2,068	1.05	70	5.65
Other		961		1,425
Total GE short-term borrowings		3,872		1,841

GECC
Commercial paper
U.S.		22,019	0.19	24,877	0.18
Non-U.S.		2,993	0.25	4,168	0.33
Current portion of long-term borrowings(b)(c)(f)		37,724	2.53	39,003	2.70
GE Interest Plus notes(d)		5,467	1.01	8,699	1.11
Other(c)		312		340
Total GECC short-term borrowings		68,515		77,087

Eliminations		(862)		(1,250)
Total short-term borrowings		$71,525		$77,678

Long-term borrowings	Maturities	Amount	Average Rate(a)	Amount	Average Rate(a)
GE
Senior notes	2017-2044	$11,945	4.25%	$10,968	3.63%
Payable to banks	2016-2019	5	0.89	10	1.10
Other		518		537
Total GE long-term borrowings		12,468		11,515

GECC
Senior unsecured notes(b)(e)	2016-2055	162,629	2.72	186,134	2.97
Subordinated notes(f)	2021-2037	4,804	3.36	4,821	3.93
Subordinated debentures(g)	2066-2067	7,085	5.88	7,462	5.64
Other(c)(h)		13,231		11,337
Total GECC long-term borrowings		187,749		209,754

Eliminations		(45)		(128)
Total long-term borrowings		$200,172		$221,141
Non-recourse borrowings of
consolidated securitization entities(i)	2015-2019	$29,938	1.04%	$30,124	1.05%
Bank deposits(j)		$62,839		$53,361
Total borrowings and bank deposits		$364,474		$382,304

  Based on year-end balances and year-end local currency effective interest rates, including the effects from hedging.
  Included $439 million and $481 million of obligations to holders of GICs at December 31, 2014 and 2013, respectively. These obligations included conditions under which certain GIC holders could require immediate repayment of their investment should the long-term credit ratings of GECC fall below AA-/Aa3. The remaining outstanding GICs will continue to be subject to their scheduled maturities and individual terms, which may include provisions permitting redemption upon a downgrade of one or more of GECC’s ratings, among other things.
  Included $5,552 million and $9,078 million of funding secured by real estate, aircraft and other collateral at December 31, 2014 and 2013, respectively, of which $1,847 million and $2,478 million is non-recourse to GECC at December 31, 2014 and 2013, respectively.
  Entirely variable denomination floating-rate demand notes.
  Included $700 million of debt at both December 31, 2014 and 2013 raised by a funding entity related to Penske Truck Leasing Co., L.P. (PTL). GECC, as co-issuer and co-guarantor of the debt, reports this amount as borrowings in its financial statements. GECC has been indemnified by the other limited partners of PTL for their proportionate share of the debt obligation. Also included $3,593 million related to Synchrony Financial. See Note 1.
  Included $300 million of subordinated notes guaranteed by GE at both December 31, 2014 and 2013.
  Subordinated debentures receive rating agency equity credit.
  Included $8,245 million related to Synchrony Financial. See Note 1.
  Included $7,442 million and $9,047 million of current portion of long-term borrowings at December 31, 2014 and 2013, respectively. See Note 23.

(j) Included $10,258 million and $13,614 million of deposits in non-U.S. banks at December 31, 2014 and 2013, respectively, and $22,848 million and $18,275 million of certificates of deposits with maturities greater than one year at December 31, 2014 and 2013, respectively.

Long-Term Debt Maturities
(In millions)	2015		2016	2017	2018	2019

GE	$2,068		$194	$4,052	$28	$29
GECC	37,724	(a)	31,615	26,979	18,936	21,953

(a) Fixed and floating rate notes of $474 million contain put options with exercise dates in 2015, and which have final maturity beyond 2019.